Accrued Expenses and Deferred Revenue (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Feb. 10, 2016	Nov. 30, 2017	Feb. 28, 2017	Feb. 29, 2016
Accrued salary			$ 20,000	$ 0
Options valued			109,846	19,385
Cash		$ 47,020	539,243	134,469
Deferred revenue		170,000	190,000
Amount of cash received against deferred revenue		190,000	180,000
Accounts receivable		0	10,000
Proceeds from domain marketing development obligation		628,322	0
Domain marketing development obligation		$ 552,708
Customer [Member]
Cash			190,000
CEO [Member]
Accrued salary	$ 129,231
Converted shares	1,292,310
Exercise price	$ 0.15
Vesting period	12 years
Former officer [Member]
Accrued Compensation			$ 260,899